STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Participant-directed investments at fair value
Total participant-directed investments at fair value	$ 1,134,181,577	$ 1,048,367,163
Notes receivable from participants	11,709,083	13,032,264
Net assets available for benefits	1,145,890,660	1,061,399,427
Mutual funds
Participant-directed investments at fair value
Total participant-directed investments at fair value	1,384,170	1,200,325
Collective investment trusts
Participant-directed investments at fair value
Total participant-directed investments at fair value	1,097,994,077	1,008,855,522
Self-directed brokerage accounts
Participant-directed investments at fair value
Total participant-directed investments at fair value	24,346,250	24,025,807
VF Corporation Common Stock fund
Participant-directed investments at fair value
Total participant-directed investments at fair value	$ 10,457,080	$ 14,285,509